ENVIRONMENTAL REMEDIATION LIABILITY (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
ENVIRONMENTAL REMEDIATION LIABILITY
Environmental remediation	$ 6,059,000	$ 12,291,000
Environmental remediation liability, current	$ 33,000,000	$ 33,000,000